SUBORDINATED DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Composition of subordinated debt

a)	Composition of subordinated debt

Maturity	R$ thousand
	Original term in years	Nominal amount	On December 31, 2021	On December 31, 2020
In Brazil:
Financial bills:
2022	7	3,306,811	5,413,488	6,662,957
2023	7	1,347,452	2,125,935	2,011,986
2024	7	67,450	105,003	93,765
2025	7	5,425,906	6,427,648	6,126,601
2027	8	401,060	430,028	403,352
2021	8	-	-	2,565
2023	8	1,523,546	2,685,658	2,798,899
2024	8	136,695	214,204	196,932
2025	8	6,193,653	6,477,614	6,340,117
2026	8	694,800	821,253	783,605
2028	8	55,437	59,315	55,702
2021	9	-	-	15,460
2024	9	4,924	10,653	9,347
2025	9	370,344	546,022	507,771
2027	9	89,700	113,969	104,782
2021	10	-	-	56,608
2022	10	54,143	147,062	128,910
2023	10	688,064	1,504,108	1,318,725
2025	10	284,137	709,953	596,797
2026	10	196,196	380,719	329,699
2027	10	256,243	377,838	338,894
2028	10	248,300	355,845	308,959
2030	10	134,500	155,130	139,596
2031	10	7,270,000	7,491,477	-
2026	11	3,400	6,226	5,477
2027	11	47,046	70,532	65,771
2028	11	74,764	115,528	100,369
Perpetual		11,150,455	11,458,580	9,389,642
Subtotal in Brazil (1)			48,203,788	38,893,288
Overseas:
2021	11	-	-	8,539,366
2022	11	6,138,550	6,247,289	5,813,578
Subtotal overseas			6,247,289	14,352,944
Total (2)			54,451,077	53,246,232

(1) It includes the amount of R$31,129,540 thousand (on December 2020 – R$26,741,610 thousand), referring to subordinated debts recognized in “Eligible Debt Capital Instruments” for regulatory capital purpose; and

(2) In the year ended December 31, 2021, there was the maturity of the subordinated debt issued Abroad – Bradesco Grand Cayman – the total amount of the transaction was R$8,314,720 thousand.

Movements in subordinated debt

b)	Movements in subordinated debt

		R$ thousand
	2021	2020
Opening Balances on January 1	53,246,232	49,313,508
Issuance	9,130,200	688,186
Interest	3,154,164	2,403,327
Settlement and interest payments	(11,165,628)	(2,374,538)
Exchange variation	86,109	3,215,749
Closing balance on December 31	54,451,077	53,246,232